Aptus Defined Risk ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares		Security Description		Value
		EXCHANGE TRADED FUNDS - 91.5% (a)
		Investment Grade Corporate Bonds - 91.5%
5,647,802		iShares iBonds Dec 2022 Term Corporate ETF (b)		$141,816,308
7,401,872		iShares iBonds Dec 2023 Term Corporate ETF (b)		189,265,867
6,357,867		iShares iBonds Dec 2024 Term Corporate ETF (b)		163,079,289
6,706,668		iShares iBonds Dec 2025 Term Corporate ETF (b)		174,775,768
3,624,191		iShares iBonds Dec 2026 Term Corporate ETF (b)		92,815,531
		TOTAL EXCHANGE TRADED FUNDS (Cost $779,632,765)		761,752,763

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 1.9%
		Call Options - 1.7%
25,000		Energy Select Sector SPDR Fund, Expiration: 04/14/2022, Exercise Price: $70.00 (d)	$164,800,000	4,937,500
5,000		Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $390.00 (d)	181,525,000	17,500
2,200		Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $370.00 (d)	79,871,000	1,075,800
6,500		Johnson & Johnson, Expiration: 04/14/2022, Exercise Price: $175.00	111,988,500	2,340,000
30,000		Mosaic Company, Expiration: 03/18/2022, Exercise Price: $50.00 (d)	119,850,000	900,000
350		S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,500.00 (d)	158,044,250	1,601,250
600		S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,550.00 (d)	270,933,000	3,261,000
				14,133,050
		Put Options - 0.2%
170		S&P 500 Index, Expiration: 03/18/2022, Exercise Price: $4,400.00	76,764,350	1,705,950
		TOTAL PURCHASED OPTIONS (Cost $15,944,115)		15,839,000

		Total Investments (Cost $795,576,880) - 93.4%		777,591,763
		Other Assets in Excess of Liabilities - 6.6%		55,124,034
		TOTAL NET ASSETS - 100.0%		$832,715,797

		Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)	Affiliated Exchange Traded Fund.
	(c)	Exchange traded.
	(d)	All or a portion of this security has been commited as collateral for open written option contracts.

Aptus Defined Risk ETF
Schedule of Written Options
January 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.5)%
		Call Options - (0.5)%
(25,000)		Energy Select Sector SPDR Fund, Expiration: 04/14/2022, Exercise Price: $75.00	$(164,800,000)	$(2,112,500)
(5,000)		Invesco QQQ Trust Series 1, Expiration: 02/04/2022, Exercise Price: $400.00	(181,525,000)	(7,500)
(2,200)		Invesco QQQ Trust Series 1, Expiration: 02/18/2022, Exercise Price: $385.00	(79,871,000)	(224,400)
(30,000)		Mosaic Company, Expiration: 03/18/2022, Exercise Price: $60.00	(119,850,000)	(165,000)
(350)		S&P 500 Index, Expiration: 02/04/2022, Exercise Price: $4,550.00	(158,044,250)	(780,500)
(600)		S&P 500 Index, Expiration: 02/18/2022, Exercise Price: $4,650.00	(270,933,000)	(1,170,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $4,158,440)		$(4,459,900)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Aptus Defined Risk ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$761,752,763	$-	$-	$761,752,763
Purchased Options	-	15,839,000	-	15,839,000
Total Investments in Securities	$761,752,763	$15,839,000	$-	$777,591,763

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$4,459,900	$-	$4,459,900
Total Written Options	$-	$4,459,900	$-	$4,459,900

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Funds during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF			Change in
			Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2021	at Cost	from Sales	Gain (Loss)	(Depreciation)	1/31/2022
iShares iBonds Dec 2021 Term Corporate ETF	$82,766,954	$24,026,447	$(106,439,353)	$(677,504)	$323,456	$-
iShares iBonds Dec 2022 Term Corporate ETF	106,139,099	47,872,186	(10,410,839)	320,532	(2,104,670)	141,816,308
iShares iBonds Dec 2023 Term Corporate ETF	147,385,899	86,868,143	(40,727,726)	69,707	(4,330,156)	189,265,867
iShares iBonds Dec 2024 Term Corporate ETF	102,102,385	76,204,487	(10,780,629)	202,795	(4,649,749)	163,079,289
iShares iBonds Dec 2025 Term Corporate ETF	100,739,516	91,595,892	(11,868,745)	45,503	(5,736,398)	174,775,768
iShares iBonds Dec 2026 Term Corporate ETF	-	101,834,922	(5,753,544)	(23,321)	(3,242,526)	92,815,531
	$539,133,853			$(62,288)	$(19,740,043)	$761,752,763